Stock-based Compensation (Tables)	9 Months Ended
Feb. 29, 2024
Stock-based Compensation [Abstract]
Schedule of Fair Value of Stock Options	During the nine months ended February 29, 2024, the Company granted nil stock options (February 28, 2023 – 585,230). Stock options outstanding vest in equal tranches over a period of three years. The Company estimated the fair value of the stock options on the date of grant using the Black-Scholes option-pricing model with the following assumptions:
February 29, 2024
Stock price	$0.30
Risk-free interest rate	2.8%
Term (years)	5
Volatility	85%
Forfeiture rate	0%
Dividend yield	0%

Schedule of Stock Option Activity	A summary of stock option activity for the Company is as follows:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding stock options May 31, 2023	585,230	$0.76	7.2
Exercised	-	-	-
Expired	-	-	-
Outstanding stock options February 29, 2024	585,230	$0.76	6.4
Exercisable as of February 29, 2024	195,077	$0.76	17.0